Schedule II Condensed Financial Information of Registrant - Condensed Cash Flow (Parenthetical) - Parent Company - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Purchases of:
Available-for-sale, fixed maturity securities (related party: 2016 – $0, 2015 – $0, and 2014 – $(38))	$ (3)	$ (423)	$ (294)
Related Party
Purchases of:
Available-for-sale, fixed maturity securities (related party: 2016 – $0, 2015 – $0, and 2014 – $(38))	$ 0	$ 0	$ (38)